UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21464

Name of Fund:  BlackRock Floating Rate Income Strategies Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund II, Inc.,
       800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments


BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments as of November 30, 2006

                                         Face
Industry                               Amount   Floating Rate Loan Interests**                                          Value
Aerospace & Defense - 5.6%      $   1,588,000   IAP Worldwide Services, Inc. First Lien Term Loan,
                                                8.438% due 12/20/2012                                              $    1,570,632
                                    1,538,542   K&F Industries, Inc. Term Loan, 7.32% due 11/18/2013                    1,542,870
                                    4,000,000   MRO Acquisitions Corp. Second Lien Term Loan,
                                                10.57% due 8/15/2011                                                    4,025,000
                                    1,788,461   Standard Aero Holdings Term Loan, 7.57% - 7.63%
                                                due 8/24/2012                                                           1,791,815
                                    1,652,329   Vought Aircraft Industries, Inc. Term Loan,
                                                7.87% - 7.88% due 12/22/2011                                            1,657,493
                                      320,000   Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                                Deposit, 7.82% due 12/22/2010                                             321,067
                                      466,667   Vought Aircraft Revolving Credit, 7.82% - 7.83% due
                                                12/22/2010                                                                444,500
                                                                                                                   --------------
                                                                                                                       11,353,377

Airlines - 0.9%                     1,000,000   Delta Air Lines Debtor in Possession Term
                                                Loan B, 10.118% due 3/16/2008                                           1,006,406
                                       93,281   United Air Lines Delay Draw Term Loan, 9.125%
                                                due 2/01/2012                                                              94,047
                                      652,969   United Air Lines Term Loan B, 9.12% due 2/01/2012                         658,332
                                                                                                                   --------------
                                                                                                                        1,758,785

Automotive - 6.4%                   1,000,000   Delphi Corp. Debtor in Possession Term Loan B, 8.125%
                                                due 10/08/2007                                                          1,007,500
                                      995,000   GPX International Tire Corp. Term Loan B, 7.83%
                                                due 4/06/2012                                                             980,075
                                    3,000,000   General Motors Acceptance Corp. Term Loan B,
                                                7.745% due 11/17/2013                                                   3,000,000
                                    1,496,250   JL French Corp. First Lien Term Loan, 8.375%
                                                due 6/05/2011                                                           1,412,086
                                    4,613,926   Metaldyne Corp. Term Loan D, 9.87% - 10.125%
                                                due 12/31/2009                                                          4,621,137
                                      659,168   Metaldyne Term Loan D, 9.875% - 10.125%
                                                due 12/31/2009                                                            660,198
                                    1,250,000   Visteon Corp. Term Loan B, 8.61% due 6/13/2013                          1,248,750
                                                                                                                   --------------
                                                                                                                       12,929,746

Broadcasting - 3.9%                 1,970,000   Entravision Communications Term Loan B, 7.01%
                                                due 3/29/2013                                                           1,967,537
                                    1,732,500   NextMedia Group, Inc. First Lien Term Loan, 7.32%
                                                due 11/15/2012                                                          1,726,003
                                    1,750,000   Paxson Communications Corp. First Lien Term Loan,
                                                8.624% due 11/15/2012                                                   1,778,438
                                    2,468,672   Spanish Broadcasting System, Inc. Tranche 2 First Lien
                                                Term Loan B, 7.12% due 6/10/2012                                        2,463,529
                                                                                                                   --------------
                                                                                                                        7,935,507

Cable - U.S. - 19.5%                3,000,000   Adelphia Communications Corp. Term Loan B,
                                                10.25% due 6/30/2009                                                    2,926,629
                                    1,955,000   Bragg Communications Term Loan B, 7.12%
                                                due 8/31/2011                                                           1,955,000
                                    1,000,000   Cebridge Connections Second Lien Term Loan,
                                                9.876% due 5/04/2014                                                      995,000
                                    1,293,103   Cebridge Connections Term Loan B, 7.74%
                                                due 11/05/2013                                                          1,288,759
                                    6,000,000   Century Cable Holdings LLC Discretionary Term Loan,
                                                10.25% due 12/31/2009                                                   5,846,250
                                    6,000,000   Charter Communications, Inc. Term Loan B, 8.005%
                                                due 4/28/2013                                                           6,037,878
                                    2,000,000   Hilton Head Communications UCA Term Loan B,
                                                9.50% due 3/31/2008                                                     1,944,166
                                    2,250,000   Insight Midwest Holdings LLC Delayed Draw Term Loan,
                                                7.61% due 4/03/2014                                                     2,260,687
                                      750,000   Insight Midwest Holdings LLC Term Loan B, 7.61%
                                                due 4/06/2014                                                             753,562
                                    7,880,000   Intelsat Corp. Term Loan B, 7.872% due 1/03/2014                        7,947,855
                                    1,975,000   Intelsat Ltd. Term Loan B, 7.622% due 6/27/2013                         1,987,837
                                    2,358,750   Mediacom Broadband Group Tranche A Term Loan,
                                                6.32% - 6.62% due 3/31/2010                                             2,308,627
                                    3,160,000   Mediacom LLC Term Loan C, 7% - 7.37% due 1/31/2015                      3,148,150
                                                                                                                   --------------
                                                                                                                       39,400,400

Chemicals - 3.2%                    4,678,750   Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                                7.376% due 12/10/2012                                                   4,696,295
                                    2,000,000   Wellman, Inc. Second Lien Term Loan,12.121%
                                                due 2/10/2010                                                           1,700,000
                                                                                                                   --------------
                                                                                                                        6,396,295

Consumer - Durables - 0.9%          1,740,440   Simmons Co. Tranche B Term Loan, 7.375% - 7.88%
                                                due 12/19/2011                                                          1,750,230

Consumer - Non-Durables - 1.2%        756,000   Camelbak Products LLC  First Lien Term Loan,
                                                9.38% - 9.46% due 8/04/2011                                               734,580
                                    1,193,749   Culligan International Co. Term Loan, 7.07%
                                                due 9/30/2011                                                           1,194,495
                                      441,379   Renfro Corp. Term Loan B, 8.61% - 8.63% due 9/30/2013                     440,276
                                                                                                                   --------------
                                                                                                                        2,369,351

Diversified Media - 6.7%            1,125,000   Alix Partners Term Loan B, 7.88% due 10/30/2013                         1,130,625
                                    4,000,000   Idearc, Inc. Term Loan B, 7.32% due 11/15/2014                          4,017,752
                                      250,000   MediMedia International Term Loan B,
                                                7.772% - 9.75% due 11/15/2013                                             250,938
                                    5,472,500   Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                8.617% due 4/30/2011                                                    5,402,140
                                    1,000,000   Nielsen Finance Term Loan B, 8.125% due 8/15/2013                       1,002,708
                                    1,803,251   RH Donnelley, Inc. Term Loan D-2, 6.73% - 7.01%
                                                due 8/30/2011                                                           1,795,486
                                                                                                                   --------------
                                                                                                                       13,599,649

Energy - Exploration &              1,000,000   Helix Energy Solutions Term Loan B, 7.32% - 7.64%
Production - 0.7%                               due 7/01/2013                                                           1,000,000
                                      497,500   MEG Energy Corp. Term Loan B, 7.375% due 4/03/2013                        497,944
                                                                                                                   --------------
                                                                                                                        1,497,944

Energy - Other - 1.5%                 110,833   Alon USA, Inc. Delayed Draw, 7.62% - 7.87%
                                                due 6/22/2013                                                             111,249
                                      886,666   Alon USA, Inc. Term Loan B, 7.62% - 7.931%
                                                due 6/22/2013                                                             889,992
                                    1,000,000   Exco Resources, Inc. Second Lien Term Loan,
                                                10.875% - 10.937% due 10/31/2011                                        1,010,000
                                      992,500   Key Energy Services, Inc. Term Loan B,
                                                9.07% - 9.12% due 6/30/2012                                               994,981
                                                                                                                   --------------
                                                                                                                        3,006,222

Food & Tobacco - 1.4%                 933,917   Commonwealth Brands Term Loan, 7.688%
                                                due 12/22/2012                                                            938,820
                                      139,535   Dole Food Co., Inc. Letter of Credit, 7.438%
                                                due 4/12/2013                                                             137,946
                                      312,384   Dole Food Co., Inc. Term Loan B, 5.244% - 9.25%
                                                due 4/12/2013                                                             308,826
                                    1,041,279   Dole Food Co., Inc. Term Loan C, 7.437% - 9.25%
                                                due 4/04/2013                                                           1,029,420
                                      498,750   QCE LLC First Lien Term Loan, 7.63% due 5/05/2013                         496,568
                                                                                                                   --------------
                                                                                                                        2,911,580

Gaming - 3.7%                       1,970,000   Herbst Gaming, Inc. Term Loan, 7.366% - 7.372%
                                                due 10/08/2010                                                          1,968,769
                                      987,500   Trump Entertainment Resorts Holdings LP Term Loan
                                                B-1, 8.03% - 9.75% due 5/01/2012                                          992,438
                                    1,000,000   Venetian Casino Resort LLC Delay Draw Term Loan,
                                                7.25% due 6/15/2011                                                     1,002,885
                                    2,400,000   Venetian Casino Resort LLC Term Loan B, 7.12%
                                                due 6/15/2011                                                           2,406,924
                                    1,000,000   Venetian Macau U.S. Finance Co. LLC Term Loan B,
                                                8.12% due 5/25/2013                                                     1,004,625
                                                                                                                   --------------
                                                                                                                        7,375,641

Health Care - 1.7%                  1,960,000   Community Health Systems, Inc. Term Loan,
                                                7.07% - 7.12% due 8/19/2011                                             1,959,300
                                      523,161   Duloxetine Royalty Term Loan, 9.874% due 10/18/2013                       523,161
                                      940,540   Gentiva Health Services, Inc. Term Loan B,
                                                7.57% - 7.89% due 3/31/2013                                               941,128
                                                                                                                   --------------
                                                                                                                        3,423,589

Housing - 4.5%                      2,074,286   Associated Materials, Inc. Term Loan, 7.82% - 8.13% due
                                                8/29/2010                                                               2,069,100
                                    2,920,211   Headwaters, Inc. Term Loan B-1, 7.38% due 4/30/2011                     2,905,610
                                       44,737   LIONS Gables Realty Term Loan B, 7.07% due 3/30/2007                       44,746
                                    2,153,523   Lake at Las Vegas Joint Venture First Lien Term Loan,
                                                8.11% - 8.12% due 11/01/2009                                            2,066,613
                                      497,500   Mattamy Group Term Loan B, 7.625% due 4/11/2013                           492,525
                                    1,466,250   Nortek, Inc. Term Loan, 7.36% - 9.75% due 8/27/2011                     1,459,835
                                                                                                                   --------------
                                                                                                                        9,038,429

Information Technology - 3.0%       1,262,631   Activant Solutions Term Loan B, 7.375% due 5/02/2013                    1,251,583
                                    1,297,500   Fidelity National Information Solutions, Inc. Term
                                                Loan B, 7.07% due 3/09/2013                                             1,297,410
                                      500,000   Nuance Communications, Inc. Term Loan B, 7.32%
                                                due 12/29/2013                                                            497,344
                                    2,000,000   The Reynolds and Reynolds Company First Lien Term Loan,
                                                7.82% due 10/31/2012                                                    2,007,500
                                    1,000,000   The Reynolds and Reynolds Company Second Lien Term Loan,
                                                10.82% due 10/31/2013                                                   1,010,000
                                                                                                                   --------------
                                                                                                                        6,063,837

Leisure - 3.4%                      1,990,000   24 Hour Fitness Term Loan B, 7.87% - 8.12%
                                                due 6/08/2012                                                           2,001,608
                                    4,786,840   True Temper Sports, Inc. Term Loan B, 8.32% - 10.25%
                                                due 3/15/2011                                                           4,792,824
                                                                                                                   --------------
                                                                                                                        6,794,432

Manufacturing - 4.1%                1,237,450   Amsted Industries, Inc. Term Loan B, 7.37% - 7.40%
                                                due 3/28/2013                                                           1,235,130
                                    1,388,953   Blount, Inc. US Term Loan B, 7.07% - 7.121%
                                                due 8/09/2010                                                           1,390,110
                                    1,401,769   GenTek, Inc. First Lien Term Loan, 7.32% - 7.69%
                                                due 2/28/2011                                                           1,404,397
                                    1,970,000   Metokote Corp. Second Lien Term Loan, 8.35% - 8.38%
                                                due 11/27/2011                                                          1,965,075
                                    2,267,832   Mueller Group LLC Term Loan B, 7.367% - 7.868%
                                                due 10/03/2012                                                          2,276,101
                                                                                                                   --------------
                                                                                                                        8,270,813

Packaging - 3.8%                    1,916,379   Anchor Glass Container Corp. Term Loan B,
                                                7.61% - 7.62% due 5/03/2013                                             1,916,379
                                    5,708,452   Graham Packaging Co. LP Term Loan B,
                                                7.625% - 7.875% due 10/07/2011                                          5,727,821
                                                                                                                   --------------
                                                                                                                        7,644,200

Paper - 2.0%                          705,702   Boise Cascade Holdings LLC Tranche D Term Loan,
                                                7.094% - 7.125% due 10/28/2011                                            708,084
                                      992,500   Georgia-Pacific Corp. First Lien Term Loan B,
                                                7.367% - 7.39% due 2/14/2013                                              994,258
                                    1,000,000   Georgia-Pacific Corp. Second Lien Term Loan C,
                                                8.30% -  8.39% due 2/14/2014                                            1,002,148
                                      886,603   Smurfit-Stone Container Corp. Term Loan B,
                                                7.50% - 7.625% due 11/01/2011                                             891,842
                                      462,353   Smurfit-Stone Container Corp. Term Loan C,
                                                7.625% - 7.687% due 11/01/2011                                            465,085
                                                                                                                   --------------
                                                                                                                        4,061,417

Retail - 0.9%                         783,882   General Nutrition Centers, Inc. Tranche B Term Loan,
                                                8.07% - 8.15% due 12/05/2009                                              786,822
                                      949,367   The Neiman Marcus Group, Inc. Term Loan, 7.89%
                                                due 4/06/2013                                                             955,301
                                                                                                                   --------------
                                                                                                                        1,742,123

Service - 3.3%                         12,579   EnergySolutions Letter of Credit, 7.57% due 6/07/2013                      12,634
                                      264,268   EnergySolutions Term Loan B, 7.64% - 7.77%
                                                due 6/07/2013                                                             265,425
                                      119,732   EnergySolutions Term Loan C, 7.64% - 7.77%
                                                due 6/07/2013                                                             120,256
                                      992,662   RGIS Inventory Specialists First Lien Term Loan, 7.867%
                                                due 12/31/2012                                                            988,939
                                    1,104,749   United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                     1,108,431
                                       99,261   United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                4.86% due 2/14/2011                                                        99,592
                                    1,870,000   Vanguard Car Rental Term Loan B, 8.313% - 8.367%
                                                due 5/15/2013                                                           1,880,130
                                      500,000   Wastequip, Inc. Second Lien Term Loan, 10.849%
                                                due 7/15/2012                                                             505,000
                                      887,644   Wastequip, Inc. Tranche 2 Term Loan B,
                                                7.599% - 7.749% due 7/15/2011                                             887,644
                                      889,206   Weight Watchers International, Inc. First Lien Term Loan,
                                                7.57% - 7.62% due 11/18/2010                                              890,873
                                                                                                                   --------------
                                                                                                                        6,758,924

Utility - 16.2%                     1,500,000   Calpine Corp. Second Lien Debtor in Possession, 9.367%
                                                due 12/20/2007                                                          1,521,250
                                    2,000,000   Calpine Generating Co. LLC First Lien Term Loan, 9.08%
                                                due 4/01/2009                                                           2,046,666
                                    6,500,000   Calpine Generating Co. LLC Term Loan, 11.07%
                                                due 3/12/2010                                                           6,833,125
                                      314,815   Covanta Delay Draw Term Loan, 7.749% due 6/30/2012                        314,028
                                    1,873,171   Covanta Energy Corp. First Lien Letter of Credit, 5.371%
                                                due 6/24/2012                                                           1,883,318
                                    1,338,961   Covanta Energy Corp. First Lien Term Loan,
                                                7.57% - 7.62% due 6/24/2012                                             1,346,214
                                    1,105,000   Covanta Energy Corp. Second Lien Term Loan,
                                                10.871% due 6/24/2013                                                   1,122,956
                                      500,000   Generac Portable Products, Inc. First Lien Term Loan,
                                                7.82% due 11/15/2013                                                      501,562
                                      500,000   Generac Portable Products, Inc. Second Lien Term Loan,
                                                11.32% due 5/15/2014                                                      502,187
                                    1,955,188   KGen LLC Tranche A Term Loan, 7.992% due 8/05/2011                      1,952,744
                                    1,705,103   LSP Gen Finance Co. LLC First Lien Term Loan,
                                                7.117% - 7.249% due 5/04/2013                                           1,705,814
                                      500,000   LSP Gen Finance Co. LLC Term Loan, 8.867%
                                                due 5/04/2014                                                             505,417
                                    1,439,221   LSP Kendall Energy Term Loan B, 7.367%
                                                due 10/07/2013                                                          1,434,424
                                    1,000,000   NE Energy Term Loan B, 9.75% due 10/31/2013                             1,008,000
                                      234,081   Reliant Energy, Inc. Term Loan, 7.695% due 4/30/2010                      233,837
                                    4,252,251   Riverside Energy Center Term Loan, 9.626%
                                                due 6/24/2011                                                           4,353,242
                                      339,834   Rocky Mountain Energy Center LLC Credit Linked Deposit,
                                                5.39% due 6/24/2011                                                       347,905
                                    2,937,820   Rocky Mountain Energy Center LLC Term Loan, 9.626%
                                                due 6/24/2011                                                           3,007,593
                                      477,227   Wolf Hollow I LP First Lien Term Loan, 7.617%
                                                due 6/22/2012                                                             467,682
                                      400,000   Wolf Hollow I LP Letter of Credit, 7.57% due 6/22/2012                    392,000
                                       98,077   Wolf Hollow I LP Revolving Credit, 7.57%
                                                due 6/22/2012                                                              96,115
                                    1,000,000   Wolf Hollow I LP Second Lien Term Loan, 9.867%
                                                due 12/22/2012                                                          1,000,000
                                                                                                                   --------------
                                                                                                                       32,576,079

Telecommunications - 1.5%           2,000,000   MetroPCS, Inc. Term Loan B, 7.875% due 11/15/2013                       1,998,000
                                    1,000,000   West Corp. Term Loan, 8.07% due 10/31/2013                                998,036
                                                                                                                   --------------
                                                                                                                        2,996,036

                                                Total Floating Rate Loan Interests
                                                (Cost - $201,388,004) - 100.0%                                        201,654,606


                                                Corporate Bonds
Aerospace & Defense - 0.1%            250,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                            247,500

Automotive - 0.6%                     250,000   Autonation, Inc., 7.374% due 4/15/2013 (b)                                250,000
                                      500,000   Ford Motor Credit Co., 9.824% due 4/15/2012 (b)                           529,204
                                      500,000   The Goodyear Tire & Rubber Co., 9.14%
                                                due 12/01/2009 (a)(b)                                                     501,875
                                                                                                                   --------------
                                                                                                                        1,281,079

Cable - U.S. - 1.3%                 2,000,000   Charter Communications Holdings II LLC,
                                                10.25% due 9/15/2010                                                    2,090,000
                                      450,000   Quebecor Media, Inc., 7.75% due 3/15/2016                                 455,625
                                                                                                                   --------------
                                                                                                                        2,545,625

Chemicals - 1.0%                    1,646,000   GEO Specialty Chemicals, Inc., 13.867%
                                                due 12/31/2009                                                          1,357,950
                                      625,000   Nova Chemicals Corp., 8.502% due 11/15/2013 (b)                           626,563
                                                                                                                   --------------
                                                                                                                        1,984,513

Diversified Media - 0.1%              250,000   Quebecor World Capital Corp., 8.75%
                                                due 3/15/2016 (a)                                                         242,500

Energy - Exploration &                250,000   Pogo Producing Co., 7.875% due 5/01/2013 (a)                              256,250
Production - 0.1%

Energy - Other - 1.0%                  35,000   MarkWest Energy Partners LP, 8.50%
                                                due 7/15/2016 (a)                                                          35,350
                                    2,000,000   Ocean RIG ASA, 9.37% due 4/04/2011 (b)                                  1,990,000
                                                                                                                   --------------
                                                                                                                        2,025,350

Financial - 0.2%                      500,000   NCO Group, Inc., 10.244% due 11/15/2013 (a)(b)                            495,000

Food & Tobacco - 1.1%                 250,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (a)                              260,000
                                    2,000,000   Landry's Restaurants, Inc. Series B, 7.50%
                                                due 12/15/2014                                                          1,945,000
                                                                                                                   --------------
                                                                                                                        2,205,000

Gaming - 3.7%                         650,000   Galaxy Entertainment Finance Co. Ltd.,
                                                10.354% due 12/15/2010 (a)(b)                                             695,500
                                    1,000,000   Isle of Capri Casinos, Inc., 7% due 3/01/2014                             978,750
                                    1,565,000   Little Traverse Bay Bands of Odawa Indians,
                                                10.25% due 2/15/2014 (a)                                                1,572,825
                                    1,000,000   Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                       1,020,000
                                    3,000,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                      3,120,000
                                                                                                                   --------------
                                                                                                                        7,387,075

Health Care - 0.2%                    500,000   Angiotech Pharmaceuticals, Inc.,  9.103%
                                                due 12/01/2013 (a)(b)                                                     500,000

Housing - 1.4%                      3,000,000   Masonite International Corp., 11% due 4/06/2015 (a)                     2,730,000

Information Technology - 2.6%         950,000   Cypress Semiconductor Corp., 1.25%
                                                due 6/15/2008 (c)                                                       1,205,313
                                    2,500,000   MagnaChip Semiconductor SA, 8.61%
                                                due 12/15/2011 (b)                                                      2,225,000
                                    2,000,000   Quantum Corp., 4.375% due 8/01/2010 (c)                                 1,802,500
                                                                                                                   --------------
                                                                                                                        5,232,813

Manufacturing - 1.6%                3,000,000   International Rectifier Corp., 4.25% due 7/15/2007 (c)                  2,973,750
                                      318,000   Invensys Plc, 9.875% due 3/15/2011 (a)                                    342,645
                                                                                                                   --------------
                                                                                                                        3,316,395

Packaging - 0.6%                    1,240,000   Packaging Dynamics Finance Corp., 10%
                                                due 5/01/2016 (a)                                                       1,246,200

Paper - 3.5%                        2,000,000   Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (b)                     1,900,000
                                    2,000,000   Bowater, Inc., 8.36% due 3/15/2010 (b)                                  2,020,000
                                    3,000,000   Verso Paper Holdings LLC, 9.121%
                                                due 8/01/2014 (a)(b)                                                    3,060,000
                                                                                                                   --------------
                                                                                                                        6,980,000

Retail - 1.1%                       2,000,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015                            2,167,500

Telecommunications - 0.4%             800,000   Qwest Corp., 8.61% due 6/15/2013 (b)                                      867,000

Utility - 3.3%                      1,325,000   Edison Mission Energy, 7.50% due 6/15/2013                              1,374,688
                                      250,000   El Paso Performance-Linked Trust, 7.75%
                                                due 7/15/2011 (a)                                                         258,750
                                    2,000,000   NRG Energy, Inc., 7.25% due 2/01/2014                                   2,000,000
                                    3,000,000   Reliant Energy, Inc., 6.75% due 12/15/2014                              2,917,500
                                                                                                                   --------------
                                                                                                                        6,550,938

Wireless Communications - 0.2%        325,000   Dobson Communications Corp., 9.624%
                                                due 10/15/2012 (b)                                                        331,094

                                                Total  Corporate Bonds
                                                (Cost - $48,001,377) - 24.1%                                           48,591,832


                                       Shares
                                         Held   Common Stocks
Chemicals - 0.0%                       10,732   GEO Specialty Chemicals, Inc. (d)                                          10,732

Manufacturing - 0.1%                   13,053   Medis Technologies Ltd. (d)                                               263,671

                                                Total Common Stocks
                                                (Cost - $378,541) - 0.1%                                                  274,403


                                   Beneficial
                                     Interest   Short-Term Securities

                                $  17,525,509   BlackRock Liquidity Series, LLC
                                                Cash Sweep Series I, 5.26% (e)(f)                                      17,525,509

                                                Total Short-Term Securities
                                                (Cost - $17,525,509) - 8.7%                                            17,525,509

                                                Total Investments  (Cost - $267,293,431*)  - 132.9%                   268,046,350
                                                Liabilities in Excess of Other Assets - (32.9%)                      (66,395,037)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $  201,651,313
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $        267,293,431
                                               ====================
    Gross unrealized appreciation              $          2,324,582
    Gross unrealized depreciation                       (1,571,663)
                                               --------------------
    Net unrealized appreciation                $            752,919
                                               ====================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Convertible security.

(d) Non-income producing security.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net            Interest
    Affiliate                                     Activity          Income

    BlackRock Liquidity Series, LLC
        Cash Sweep Series I                    $   17,363,642    $   153,168


(f) Represents the current yield as of November 30, 2006.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Floating Rate Income Strategies Fund II, Inc.


Date: January 23, 2007